Putnam
Research
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam Research Fund ranked well ahead of other large-capitalization/ general equity funds tracked by Lipper Analytical Services over the 1- and 3-year periods ended January 31, 1999. For the 1-year period, the fund's class A shares were 48 of 267 funds tracked, or in the top 18%; for the 3-year period, they were 15 of 146, or in the top 11%.*


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

16 Financial statements


* Lipper rankings are based on total return performance, vary over time and do not include the effects of sales charges. The fund's class B and class M shares were not ranked. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As the three-year-old Putnam Research Fund continues to provide noteworthy returns, I am pleased to announce the appointment of a new and expanded management team from among the 45 industry analysts who contribute their best ideas for possible inclusion in the fund's portfolio. Current team leaders Quintin Price, Roger R. Sullivan, Karen R. Korn, and Paul E. Marrkand are all career analysts and among them have more than 60 years of investment experience.

Quintin, who joined Putnam in 1998 as director of global equity research, has 15 years of investment experience. Roger, with 32 years' experience, has been at Putnam since 1994. Karen also joined Putnam in 1994 and has 11 years of experience. Paul has been with Putnam since 1987 and an analyst for the past 6 years.

In the report that follows, the team discusses performance of the fund's style-neutral strategy during the fiscal year's first half and takes a generally optimistic view of prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
Putnam Global Equity Research Team

Given the dramatic market shifts that have taken place over the past six months, Putnam Research Fund's strategy has certainly been tested under fire. It is a pleasure to report that our bottom-up stock selection and proprietary portfolio construction process proved quite effective in enabling the fund to deliver results exceeding the Standard & Poor's 500(R) Index -- along with low fluctuation in value relative to the index. For the first half of its 1999 fiscal year, your fund's class A shares returned 17.76% at net asset value (11.02% at public offering price), compared with 15.02% for the S&P 500. Please turn to page 9 for results for other share classes and over longer time periods.

* STYLE-NEUTRAL APPROACH COMBINES DIVERSIFICATION WITH OPPORTUNITY

Stocks for your fund's portfolio come directly from the recommendations of Putnam's 45 industry analysts, who work to identify the best opportunities in each of their respective fields. A computerized process is used to prescribe optimum weightings for each holding in order to manage volatility relative to the market. With this style-neutral approach, we sidestep such questions as whether value stocks are poised to outperform growth stocks and whether a particular industry sector should be overweighted and focus primarily on the valuations of the individual companies.

Much of the market volatility that occurred during the period affected the prices of large-capitalization growth stocks. These began the period in high favor, suffered a sharp decline, and then rebounded toward their former levels. While the fund's portfolio certainly contains a healthy portion of large-cap growth stocks, our emphasis on valuation during the selection process means that we focus on those whose prices do not reflect what we consider to be their true value. This approach means that the fund can be expected to underperform a pure growth stock fund during high-growth phases, but that it is more likely to outperform when these stocks weaken.

In discussing portfolio positions, we must emphasize that while the fund does not place top-down sector bets, industries with the potential for outperformance tend to generate more individual stock recommendations from our analysts and will thus be more heavily represented. It follows, therefore, that sectors in which less potential is forecast will be underrepresented. During the semiannual period, stocks within the following sectors -- wireless communications, technology, retailing, finance, and health care -- were highly recommended and contributed substantially to performance, while industries such as basic materials and capital goods, transportation, energy, and consumer cyclicals did not play a significant role.

* WIRELESS AND CABLE HOLDINGS PROFIT FROM CHANGING COMMUNICATIONS TRENDS

With wireless voice communications on the increase worldwide, identifying the strongest companies and the most attractive valuations in this fast-changing field is essential. Putnam's global perspective was invaluable in enabling us to single out AirTouch Communications as one of the best opportunities to benefit from the trend. The company provides wireless communications throughout the western half of the United States (it is number 2 in this country after AT&T). However, our analyst noted that much of the company's real value lay in its overseas operations, which included joint ventures in Germany and Italy as well as 10 other countries, and that it had been outperforming in terms of subscriber growth. While other international wireless stocks were being valued highly, AirTouch stock was relatively undervalued because many of the other analysts who followed it had a domestic bias and didn't realize that its dominant business was international. Our purchase proved rewarding initially, but when AirTouch agreed to be acquired by Vodafone, it became the strongest contributor to fund performance over the 6-month period, increasing in value by 64%.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals
and biotechnology     10.6%

Conglomerates          6.6%

Banks                  6.1%

Retail                 5.9%

Financial services     5.7%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


The cable industry is another area in which we sought companies able to take advantage of extraordinary growth potential. The demand for high-speed data and Internet access is exploding, and cable companies are far ahead of telephone companies in their development of broadband services for home use. Cable providers' expansion into telephone services is providing another avenue of growth. Comcast, which runs cable TV systems and produces and distributes programming, is one key holding in this sector; MediaOne Group, one of the world's largest broadband communications companies, is another. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TECHNOLOGY HOLDINGS HELP DRIVE PERFORMANCE

At the beginning of the period, we saw a lot of controversy in the market concerning the health of the high-tech sector. Our perception -- which was not widely shared -- was that stock prices in this sector were looking quite attractive and that growth was likely to continue. Consequently, we divided this part of the market into subsectors and sought what we felt were the strongest and best-priced companies within each one.

In the personal computer industry, we chose Gateway, which sells its products directly to consumers without going through retailers or distribution channels. This direct approach allowed Gateway to sidestep the industry-wide inventory buildup over the first half of the calendar year and helped keep its sales growth steady. It also allows the company to keep its inventory leaner and to update its products faster and we believe it will prove an important ingredient of future success in this sector.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

Wal-Mart Stores, Inc.
Retail

Merck & Co., Inc.
Pharmaceuticals and biotechnology

Intel Corp.
Semiconductors

Medtronic, Inc.
Medical supplies and devices

BankAmerica Corp.
Banks

Bristol-Myers Squibb Co.
Pharmaceuticals and biotechnology

Warner-Lambert Co.
Pharmaceuticals and biotechnology

Ameritech Corp.
Telephone utilities

Lucent Technologies, Inc.
Telecommunications equipment

Footnote reads:
These holdings represent 26.9% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


In another technology subsector -- computer peripherals -- Seagate Technology, a disk drive manufacturer, was recommended for acquisition during a down period within this heavily cyclical industry. The company had undergone some of internal change and restructuring and was one of the more attractively priced stocks in the subsector. Furthermore, Seagate's disk drives are designed for large computers -- servers, mainframes, and storage systems -- so this position proved an excellent way to participate in the growth of the Internet without risking exposure to smaller, more speculative companies.

* CONSOLIDATION BUILDS PROFITS IN FOOD AND RETAIL

In the food retailing business, our analysts have been following the trend toward consolidation, which allows better pricing, more efficient procurement, and stronger purchasing power. Fund holding Fred Meyer, which operates about 1,100 stores, including 800 supermarkets, drew our attention because of its strong fundamentals and the fact that it began acquiring regional grocery chains in the western United States over two years ago. Shortly before the beginning of the period, we identified the company as a takeover candidate itself, and in fact, it was recently acquired by Kroger, the top U.S. supermarket chain. Over the period, the fund's position grew in value by 42%.

* OUTLOOK OPTIMISTIC ON FUTURE VOLATILITY

While much of the market volatility we have experienced over the past 6 to 12 months was triggered by events in the emerging markets, we do not expect this pattern to continue to the same extent. Liquidity has increased globally, and given the powerful trends in technology and productivity that continue to propel the developed world, the economic impact of ongoing difficulty in the emerging markets is unlikely to hold back the developed markets. Since your fund has limited exposure to developing economies and is participating in some of the strongest areas of growth worldwide, we are optimistic that the collective expertise of our industry specialists will steer the fund toward rewarding opportunities for the remainder of fiscal 1999 and beyond.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Research Fund is designed for investors seeking capital appreciation primarily through common stock investments.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                               Class A           Class B           Class M
(inception date)              (10/2/95)         (6/15/98)         (6/15/98)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    17.76%   11.02%   17.25%   12.25%   17.39%   13.28%
------------------------------------------------------------------------------
1 year                      34.63    26.89    33.58    28.58    33.87    29.17
------------------------------------------------------------------------------
Life of fund               139.69   125.88   132.33   129.33   134.23   125.89
Annual average              30.02    27.72    28.81    28.31    29.12    27.72
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                             S&P 500         Consumer
                                              Index         Price Index
------------------------------------------------------------------------------
6 months                                      15.02%           0.86%
------------------------------------------------------------------------------
1 year                                        32.49            1.86
------------------------------------------------------------------------------
Life of fund                                 132.89            7.44
Annual average                                28.83            2.17
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             1             1            1
------------------------------------------------------------------------------
Income                             --            --           --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        0.044         0.044        0.044
------------------------------------------------------------------------------
Short-term                       0.017         0.017        0.017
------------------------------------------------------------------------------
  Total                         $0.061        $0.061       $0.061
------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
7/31/98                    $13.49   $14.31   $13.49   $13.49   $13.98
------------------------------------------------------------------------------
1/31/99                     15.82    16.79    15.75    15.77    16.34
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (10/2/95)         (6/15/98)         (6/15/98)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    13.10%    6.61%   12.66%    7.66%   12.80%    8.84%
------------------------------------------------------------------------------
1 year                      29.45    21.98    28.40    23.40    28.67    24.15
------------------------------------------------------------------------------
Life of fund               129.69   116.45   122.74   119.74   124.57   116.58
Annual average              29.16    26.82    27.94    27.41    28.27    26.84
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See preceding page for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. It assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS (98.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Airlines (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             84,500  Delta Air Lines, Inc.                                                                  $    4,610,531
            189,600  Northwest Airlines Corp. Class A (NON)                                                      5,190,300
                                                                                                            --------------
                                                                                                                 9,800,831

Automotive (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             64,600  General Motors Corp.                                                                        5,797,850

Banks (6.1%)
--------------------------------------------------------------------------------------------------------------------------
            220,334  BankAmerica Corp.                                                                          14,734,836
             76,100  Banc One Corp.                                                                              3,985,738
            165,200  Charter One Financial, Inc.                                                                 4,625,600
             69,800  First Union Corp.                                                                           3,673,225
             80,800  Mercantile Bancorp., Inc.                                                                   3,630,950
             81,100  Zions Bancorp                                                                               4,703,800
                                                                                                            --------------
                                                                                                                35,354,149

Cable Television (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            100,100  Comcast Corp. Class A                                                                       6,805,236
            140,000  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                           7,490,000
                                                                                                            --------------
                                                                                                                14,295,236

Computers (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            235,600  Compaq Computer Corp.                                                                      11,220,450
             87,700  Gateway 2000, Inc. (NON)                                                                    6,774,825
                                                                                                            --------------
                                                                                                                17,995,275

Computer Software (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            173,300  Computer Associates Intl., Inc.                                                             8,773,313
            517,200  Parametric Technology Corp. (NON)                                                           6,755,925
                                                                                                            --------------
                                                                                                                15,529,238

Conglomerates (6.6%)
--------------------------------------------------------------------------------------------------------------------------
            210,500  General Electric Co.                                                                       22,076,188
            125,900  Tyco International Ltd.                                                                     9,702,169
             55,000  United Technologies Corp.                                                                   6,569,063
                                                                                                            --------------
                                                                                                                38,347,420

Consumer Products (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             70,500  Clorox Co.                                                                                  8,821,313
             84,800  Colgate-Palmolive Co.                                                                       6,821,100
                                                                                                            --------------
                                                                                                                15,642,413

Electric Utilities (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            185,500  Duke Energy Corp.                                                                          11,466,219
            414,900  Entergy Corp.                                                                              12,213,619
                                                                                                            --------------
                                                                                                                23,679,838

Electronics and Electrical Equipment (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             92,400  Rockwell International Corp.                                                                4,013,625
            148,100  Seagate Technology, Inc. (NON)                                                              6,025,819
                                                                                                            --------------
                                                                                                                10,039,444

Entertainment (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            131,700  Time Warner, Inc.                                                                           8,231,250

Environmental Control (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             74,600  Waste Management, Inc.                                                                      3,725,338

Financial Services (5.7%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  American Express Co.                                                                        6,172,500
            166,500  Associates First Capital Corp.                                                              6,753,656
            200,700  Citigroup, Inc.                                                                            11,251,744
             98,000  Lehman Brothers Holding, Inc.                                                               5,359,375
            106,000  Wells Fargo Co.                                                                             3,703,375
                                                                                                            --------------
                                                                                                                33,240,650

Food and Beverages (3.6%)
--------------------------------------------------------------------------------------------------------------------------
            263,100  Coca-Cola Enterprises, Inc.                                                                 9,307,163
             81,700  Groupe Danone ADR (France)                                                                  4,605,838
            173,500  Nabisco Holdings Corp. Class A                                                              7,297,844
                                                                                                            --------------
                                                                                                                21,210,845

Gas Pipelines (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,500  Williams Cos., Inc.                                                                         1,336,500

Gas Utilities (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            110,100  Columbia Gas System, Inc.                                                                   5,697,675

Health Care (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            106,350  Cardinal Health, Inc.                                                                       7,863,253

Insurance (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            102,600  American General Corp.                                                                      7,316,663

Lodging (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            494,100  Starwood Hotels & Resorts Worldwide, Inc.                                                  12,352,500

Medical Supplies and Devices (3.5%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Baxter International, Inc.                                                                  5,320,313
            190,985  Medtronic, Inc.                                                                            15,219,095
                                                                                                            --------------
                                                                                                                20,539,408

Networking (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            146,450  3Com Corp. (NON)                                                                            6,883,150

Oil and Gas (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            132,200  Burlington Resources Inc.                                                                   3,999,050
            292,100  Conoco, Inc.                                                                                5,823,744
            144,300  El Paso Energy Corp.                                                                        4,761,900
            121,500  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                                         7,290,000
             94,800  Mobil Corp.                                                                                 8,312,775
                                                                                                            --------------
                                                                                                                30,187,469

Packaging and Containers (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            111,500  Sealed Air Corp. (NON)                                                                      5,916,460

Pharmaceuticals and Biotechnology (10.6%)
--------------------------------------------------------------------------------------------------------------------------
            112,200  Bristol-Myers Squibb Co.                                                                   14,382,638
            156,000  Centocor, Inc. (NON)                                                                        6,561,750
            109,000  Merck & Co., Inc.                                                                          15,995,750
            196,400  Pharmacia & Upjohn, Inc.                                                                   11,293,000
            186,200  Warner-Lambert Co.                                                                         13,441,313
                                                                                                            --------------
                                                                                                                61,674,451

Restaurants (2.2%)
--------------------------------------------------------------------------------------------------------------------------
             74,100  McDonald's Corp.                                                                            5,840,006
            151,200  Tricon Global Restaurants, Inc. (NON)                                                       7,191,450
                                                                                                            --------------
                                                                                                                13,031,456

Retail (5.9%)
--------------------------------------------------------------------------------------------------------------------------
             89,500  Costco Companies, Inc. (NON)                                                                7,417,313
            133,000  Fred Meyer, Inc. (NON)                                                                      8,312,500
            217,800  Wal-Mart Stores, Inc.                                                                      18,730,800
                                                                                                            --------------
                                                                                                                34,460,613

Semiconductors (5.0%)
--------------------------------------------------------------------------------------------------------------------------
            112,300  Intel Corp.                                                                                15,827,281
             82,900  Micron Technology, Inc. (NON)                                                               6,476,563
             67,800  Texas Instruments, Inc.                                                                     6,703,725
                                                                                                            --------------
                                                                                                                29,007,569

Telecommunication Equipment (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            114,200  Lucent Technologies, Inc.                                                                  12,854,638
             45,400  Nokia Corp. ADR (Finland)                                                                   6,537,600
             50,800  Tellabs, Inc. (NON)                                                                         4,356,100
                                                                                                            --------------
                                                                                                                23,748,338

Telecommunications (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            132,900  MediaOne Group Inc. (NON)                                                                   7,450,706
             96,800  U S West, Inc.                                                                              5,971,350
                                                                                                            --------------
                                                                                                                13,422,056

Telephone Services (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            236,500  SBC Communications, Inc.                                                                   12,771,000
            102,900  Sprint Corp.                                                                                8,630,738
                                                                                                            --------------
                                                                                                                21,401,738

Telephone Utilities (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            204,800  Ameritech Corp.                                                                            13,337,600

Wireless Communications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            103,400  AirTouch Communications, Inc. (NON)                                                         9,984,563
                                                                                                            --------------
                     Total Common Stocks (cost $494,823,128)                                                $  571,051,239

SHORT-TERM INVESTMENTS (1.2%) (a) (cost $7,035,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    7,035,000  Interest in $407,512,000 joint repurchase agreement dated January 29, 1999 with Warburg Securities
                       due February 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $7,037,755 for an effective yield of 4.70%                                           $    7,035,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $501,858,128) (b)                                              $  578,086,239
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $581,476,602.

  (b) The aggregate identified cost on a tax basis is $501,851,133, resulting in gross unrealized appreciation and depreciation of $85,954,563 and $9,719,457, respectively, or net unrealized appreciation of $76,235,106.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $501,858,128) (Note 1)                                            $578,086,239
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,758,624
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       312,508
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                8,415,590
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       33,213,331
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,944
-----------------------------------------------------------------------------------------------
Total assets                                                                        621,789,236

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     38,415,455
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              614,164
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            772,738
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               42,946
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             2,184
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,696
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  286,741
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                8,843
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  167,867
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    40,312,634
-----------------------------------------------------------------------------------------------
Net assets                                                                         $581,476,602

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $500,494,809
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                               (708,613)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 5,462,295
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           76,228,111
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $581,476,602

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($275,203,913 divided by 17,395,049 shares)                                              $15.82
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.82)*                                  $16.79
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($280,240,769 divided by 17,795,395 shares)**                                            $15.75
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($26,031,920 divided by 1,650,890 shares)                                                $15.77
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.77)*                                  $16.34
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,115)                                            $ 1,881,513
-----------------------------------------------------------------------------------------------
Interest                                                                                136,021
-----------------------------------------------------------------------------------------------
Total investment income                                                               2,017,534

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,127,535
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          280,593
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,620
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          4,732
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   214,553
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   814,522
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    57,564
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,339
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  42,571
-----------------------------------------------------------------------------------------------
Registration fees                                                                       162,213
-----------------------------------------------------------------------------------------------
Auditing                                                                                 19,804
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,512
-----------------------------------------------------------------------------------------------
Postage                                                                                  24,604
-----------------------------------------------------------------------------------------------
Other                                                                                    22,073
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,780,235
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (54,088)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,726,147
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (708,613)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      5,530,157
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         76,725,601
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              82,255,758
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $81,547,145
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                -------------------------------
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $   (708,613)   $     (2,532)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      5,530,157       2,560,691
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                       76,725,601      (3,181,873)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      81,547,145        (623,714)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --         (62,767)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (886,577)     (1,635,912)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (903,596)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (80,338)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   337,956,669     154,656,956
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        417,633,303     152,334,563

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 163,843,299      11,508,736
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $708,613 and $--, respectively)                                            $581,476,602    $163,843,299
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                    ended                                          For the period
Per-share                                                         January 31                                        Oct. 2, 1995+
operating performance                                             (Unaudited)           Year ended July 31           to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.49           $13.58            $9.75            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   --(c)           .02(c)(d)        .10(d)           .09(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   2.39             2.03             4.52             1.21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.39             2.05             4.62             1.30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --             (.08)            (.09)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.06)           (2.06)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.06)           (2.14)            (.79)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $15.82           $13.49           $13.58            $9.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               17.76*           18.00            49.62            15.28*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $275,204          $90,282          $11,509           $6,619
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .62*            1.04 (d)         1.00 (d)          .86*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             (.01)*            .28 (d)          .82 (d)          .92*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               56.10*          129.01           119.20            80.74*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending
    July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and
    $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Six months
                                                                                                      ended       For the period
Per-share                                                                                           January 31        June 15+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $13.49           $13.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                 (.06)            (.01)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     2.38              .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   2.32              .49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $15.75           $13.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 17.25*            3.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $280,241          $66,317
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .99*             .26*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                               (.39)*           (.12)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 56.10*          129.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending
    July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and
    $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Six months
                                                                                                      ended        For the period
Per-share                                                                                           January 31        June 15+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $13.49           $13.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                 (.04)            (.01)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     2.38              .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   2.34              .49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $15.77           $13.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 17.39*            3.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $26,032           $7,244
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .87*             .23*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                               (.27)*           (.08)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 56.10*          129.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending
    July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and
    $0.05 per share, respectively.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Research Fund ("the fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B and class M shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The base fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 (S&P 500) composite Stock Price Index. Performance will be calculated for these purposes at the beginning of each fiscal quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3.0%, subject to a maximum increase or decrease of 0.07% of average net assets. There was no such adjustment as of January 31, 1999.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $54,088 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $720 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $694,750 and $49,114 from the sale of class A and class M shares, respectively and $111,822 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $1,793 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $522,330,102 and $192,163,292, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                       Six months ended
                                                       January 31, 1999
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     12,722,977       $174,614,634
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       58,597            852,001
-----------------------------------------------------------------------------
                                                12,781,574        175,466,635

Shares
repurchased                                     (2,076,818)       (28,553,159)
-----------------------------------------------------------------------------
Net increase                                    10,704,756       $146,913,476
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      5,991,170        $81,964,420
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      149,268          1,698,679
-----------------------------------------------------------------------------
                                                 6,140,438         83,663,099

Shares
repurchased                                       (297,573)        (3,999,887)
-----------------------------------------------------------------------------
Net increase                                     5,842,865        $79,663,212
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       January 31, 1999
-----------------------------------------------------------------------------
Class B                                            Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,919,933       $190,189,921
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       57,921            839,275
-----------------------------------------------------------------------------
                                                13,977,854        191,029,196

Shares
repurchased                                     (1,099,901)       (15,290,898)
-----------------------------------------------------------------------------
Net increase                                    12,877,953       $175,738,298
-----------------------------------------------------------------------------

                                                         For the period
                                                          June 15, 1998
                                                  (commencement of operations)
                                                         to July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,949,915        $68,095,469
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 4,949,915         68,095,469

Shares
repurchased                                        (32,473)          (449,769)
-----------------------------------------------------------------------------
Net increase                                     4,917,442        $67,645,700
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       January 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      1,353,260        $18,604,667
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,415             78,568
-----------------------------------------------------------------------------
                                                 1,358,675         18,683,235

Shares
repurchased                                       (244,795)        (3,378,340)
-----------------------------------------------------------------------------
Net increase                                     1,113,880        $15,304,895
-----------------------------------------------------------------------------

                                                         For the period
                                                          June 15, 1998
                                                  (commencement of operations)
                                                        to July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        554,900         $7,592,143
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   554,900          7,592,143

Shares
repurchased                                        (17,890)          (244,099)
-----------------------------------------------------------------------------
Net increase                                       537,010         $7,348,044
-----------------------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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